Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds VI
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2020